Property, Plant and Equipment (Noncanellable Future Rental Schedule) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Operating Leases Future Minimum Payments Receivable [Abstract]
2016	$ 4,162
2017	3,876
2018	3,378
2019	2,920
2020	2,455
2021 and later	7,128
Total	$ 23,919